Segment Information	3 Months Ended
Sep. 27, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
SEGMENT INFORMATION

The Company has five reportable segments, aligned primarily by type of product: Consumer Healthcare, Nutritionals, Rx Pharmaceuticals, API, and Specialty Sciences, along with an Other category. In conjunction with the acquisition of Elan on December 18, 2013, the Company expanded its operating segments to include the Specialty Sciences segment, which is comprised of assets focused on the treatment of Multiple Sclerosis (Tysabri®). The majority of corporate expenses, which generally represent shared services, are charged to operating segments as part of a corporate allocation. Unallocated expenses relate to certain corporate services that are not allocated to the segments.

	Three Months Ended
	September 27, 2014
	Net Sales	Operating Income (Loss)	Amortization of Intangibles	Total Assets
Consumer Healthcare	$493.3	$65.3	$8.6	$3,828.0
Nutritionals	125.3	8.6	7.2	1,072.6
Rx Pharmaceuticals	194.5	64.7	17.0	2,509.1
API	24.8	7.1	0.5	251.2
Specialty Sciences	91.9	14.9	72.8	6,023.0
Other	21.7	0.9	0.4	97.1
Unallocated expenses	—	(24.3)	—	—
Total	$951.5	$137.2	$106.5	$13,781.0

	Three Months Ended
	September 28, 2013
	Net Sales	Operating Income (Loss)	Amortization of Intangibles	Total Assets
Consumer Healthcare	$538.5	$89.9	$5.3	$2,508.6
Nutritionals	129.0	7.7	7.4	930.7
Rx Pharmaceuticals	203.6	83.1	16.2	1,669.0
API	43.2	22.4	0.5	295.2
Specialty Sciences	—	—	—	—
Other	19.1	1.2	0.4	105.3
Unallocated expenses	—	(24.6)	—	—
Total	$933.4	$179.7	$29.8	$5,508.8